Acquisitions and Divestitures	12 Months Ended
Mar. 31, 2026
Discontinued Operations and Disposal Groups [Abstract]
Acquisitions and Divestitures
5 - Acquisitions and Divestitures
Divestitures
On August 26, 2025, the Company completed the sale of its Artisan foundation IP business, consisting of standard cell libraries, memory compilers, and general-purpose I/Os to Cadence Design Systems, Inc. (“Cadence”) pursuant to the terms of the definitive agreement entered into in April 2025. For the fiscal year ended March 31, 2026, the Company recognized pre-tax gain on business divestiture of $131.0 million in other non-operating income (loss), net in the Consolidated Income Statements. This transaction did not meet the criteria for presentation as discontinued operations as it does not represent a strategic shift that has a major effect on the Company's operations or financial results. In connection with the sale, the Company entered into a transition services agreement pursuant to which the Company and Cadence are providing certain transition support services to each other for a period of up to 18 months following completion of the sale. The estimated amounts of the transition services are not expected to be material.
Acquisitions
In October 2025, the Company entered into a definitive agreement to acquire all of the outstanding equity interests of DreamBig Semiconductor, Inc. (“DreamBig”) for approximately $265.0 million in cash, subject to purchase price adjustments. The addition of DreamBig’s advanced networking capabilities, technology, and engineering expertise is expected to enhance the Company’s portfolio and help it deliver more complete solutions. The transaction is expected to close by the end of the second quarter of the fiscal year ending March 31, 2027, subject to customary closing conditions, including the receipt of regulatory approvals.

Acquisitions and Divestitures
5 - Acquisitions and Divestitures
Divestitures
On August 26, 2025, the Company completed the sale of its Artisan foundation IP business, consisting of standard cell libraries, memory compilers, and general-purpose I/Os to Cadence Design Systems, Inc. (“Cadence”) pursuant to the terms of the definitive agreement entered into in April 2025. For the fiscal year ended March 31, 2026, the Company recognized pre-tax gain on business divestiture of $131.0 million in other non-operating income (loss), net in the Consolidated Income Statements. This transaction did not meet the criteria for presentation as discontinued operations as it does not represent a strategic shift that has a major effect on the Company's operations or financial results. In connection with the sale, the Company entered into a transition services agreement pursuant to which the Company and Cadence are providing certain transition support services to each other for a period of up to 18 months following completion of the sale. The estimated amounts of the transition services are not expected to be material.
Acquisitions
In October 2025, the Company entered into a definitive agreement to acquire all of the outstanding equity interests of DreamBig Semiconductor, Inc. (“DreamBig”) for approximately $265.0 million in cash, subject to purchase price adjustments. The addition of DreamBig’s advanced networking capabilities, technology, and engineering expertise is expected to enhance the Company’s portfolio and help it deliver more complete solutions. The transaction is expected to close by the end of the second quarter of the fiscal year ending March 31, 2027, subject to customary closing conditions, including the receipt of regulatory approvals.